Investment Securities - Schedule of Investments in Listed Equity Instruments at Fair Value through Other Comprehensive Income (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	¥ 4,548,608	¥ 4,598,485
Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	3,581,167	3,659,168
TOYOTA MOTOR CORPORATION [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	365,984	432,660
DAIKIN INDUSTRIES, LTD. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	201,068	201,690
Ares Management Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	187,804	167,592
KUBOTA CORPORATION [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	71,976	82,922
Kotak Mahindra Bank Limited [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	92,645	93,193
MITSUI & CO., LTD. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	52,823	85,420
ESR Cayman Limited [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		78,076
FUJIFILM Holdings Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	55,448	70,355
ITOCHU Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	62,509	60,227
NIDEC CORPORATION [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	41,515	59,122
SG HOLDINGS CO., LTD. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	40,670	58,262
Seven & i Holdings Co., Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	58,755	57,162
Murata Manufacturing Co., Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	54,886	55,412
DAIWA HOUSE INDUSTRY CO., LTD. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	45,170	51,591
East Japan Railway Company [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	50,208	48,668
Sumitomo Realty & Development Co., Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	35,104	46,640
DAIICHI SANKYO COMPANY, LIMITED [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	66,048	45,885
BRIDGESTONE CORPORATION [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	48,303	42,822
Jefferies Financial Group Inc. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	44,505	42,222
Central Japan Railway Company [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	41,150	41,554
Asahi Group Holdings, Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	39,530	35,813
Shionogi & Co., Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	27,466	34,603
Mitsui Fudosan Co., Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	29,179	34,015
GMO Payment Gateway, Inc. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	28,468	31,470
DAIFUKU CO., LTD. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	22,429	31,384
Mitsui O.S.K. Lines, Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	29,790	30,780
NIPPON STEEL CORPORATION [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	40,836	28,415
SHIMANO INC. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	22,840	28,155
Japan Exchange Group, Inc. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	24,807	28,095
MINEBEA MITSUMI Inc. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	25,671	27,542
KOITO MANUFACTURING CO., LTD. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	27,213	27,077
ASAHI KASEI CORPORATION [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	23,533	26,993
TAISHO PHARMACEUTICAL HOLDINGS CO., LTD. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	22,240	22,885
Makita Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	19,026	22,825
West Japan Railway Company [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	24,447	22,808
TOYOTA TSUSHO CORPORATION [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	23,883	21,503
Oji Holdings Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	16,594	19,223
Stanley Electric Co., Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	23,499	18,633
Sumitomo Metal Mining Co., Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	15,148	18,491
OMRON Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	16,881	17,991
Idemitsu Kosan Co., Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		17,357
ASICS Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	25,548	16,174
BANDAI NAMCO Holdings Inc. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		15,514
TORAY INDUSTRIES, INC. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	18,170	15,345
Block, Inc. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		15,071
Tokyo Electric Power Company Holdings, Incorporated [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	16,994	14,479
Sekisui House, Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	16,265	14,294
Chubu Electric Power Company, Incorporated [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	15,680	14,155
IBIDEN CO., LTD. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		13,966
CME Group Inc. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		13,738
Nissin Foods Holdings Co.,Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	12,821
Sanwa Holdings Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	15,629
KAJIMA CORPORATION. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	13,733
Others [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	1,182,148	¥ 1,158,899
ESR Group Limited [Member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	49,130
Sanrio Company, Ltd [Member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	24,150
SBI Holdings, Inc. [Member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	¥ 70,848